Basis of Preparation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basis of Preparation [Abstract]
Accumulated loss	$ (303,401)	$ (270,739)
Net equity	22,841	$ 37,725	$ 12,514	$ 17,812
Balance sheet solvency amount	$ 13,370